Equity Investments - Venture Capital (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Equity Investments
Committed in venture capital funds	€ 267	€ 269
Total commitments to make equity investment in other entities	1,100	977
Drawn made from total commitments to make equity investment in other entities	833	€ 708
2025
Equity Investments
Committed in venture capital funds	€ 267